Capital Stock (Tables)	12 Months Ended
Dec. 31, 2019
Capital Stock
Schedule of change in warrants
Number
Balance, December 31, 2017	3,724,000
Exercised	(3,724,000)

Balance, December 31, 2018 and 2019	-